Commitments - Schedule of Maturity Analysis of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	€ 822,069	€ 1,151,434
Effect of discounting	16,983	31,389
Lease liabilities	805,086	1,120,045
Total	838,139	1,158,363
Low value leases	14,681	4,962
Short-term leases	1,389	1,968
Capitalized leases	822,069	1,151,434
Within one year [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	416,347	391,158
Effect of discounting	10,327	16,829
Lease liabilities	406,020	374,329
Total	424,328	397,942
Low value leases	6,592	4,816
Short-term leases	1,389	1,968
Capitalized leases	416,347	391,158
After one year but not more than five years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	405,722	760,275
Effect of discounting	6,656	14,559
Lease liabilities	399,066	745,716
Total	413,811	760,421
Low value leases	8,089	146
Short-term leases
Capitalized leases	405,722	760,275
More than five years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations
Effect of discounting
Lease liabilities
Total
Low value leases
Short-term leases
Capitalized leases